Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands					12 Months Ended		14 Months Ended
	Mar. 23, 2021 shares	Feb. 24, 2021 USD ($) $ / shares shares	Feb. 11, 2021 CAD ($) shares	Jan. 25, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Feb. 19, 2021 USD ($) shares	Jan. 11, 2021 shares
Mogo Shareholders [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Description of Expiration Period					Mogo’s call option may be exercised at the earliest on May 31, 2021 and expires 12 months subsequent to the closing date of the initial investment, subject to certain conditions.	Mogo’s call option may be exercised at the earliest on May 31, 2021 and expires 12 months subsequent to the closing date of the initial investment, subject to certain conditions.
Carta Solutions Holding Corporation [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Description of acquiree					Issue costs directly attributable to the issuance of the common shares have been netted against the deemed proceeds. Acquisition-related costs of $379 not directly attributable to the issuance of the common shares are included in other non-operating (income) expenses in the consolidated statement of operations and comprehensive loss and in operating cash flows in the statement of cash flows. Carta is a leading provider of next generation digital payments solutions. Carta’s modern issuing platform is the engine behind innovative fintech companies and products around the globe, powering over 100 card programs and providing vital processing technology to industry leaders. Carta is currently operating in Europe, Asia and Canada and recently Carta announced its expansion into the United States and Japan. The acquisition is expected to significantly expand Mogo’s total addressable market by entering the global payments market; increase revenue scale and accelerate the growth of its high-margin subscription and transaction-based revenue; and strengthen the Company’s digital wallet capabilities which includes the development of its peer-to-peer payment solution planned for 2021.	Issue costs directly attributable to the issuance of the common shares have been netted against the deemed proceeds. Acquisition-related costs of $379 not directly attributable to the issuance of the common shares are included in other non-operating (income) expenses in the consolidated statement of operations and comprehensive loss and in operating cash flows in the statement of cash flows. Carta is a leading provider of next generation digital payments solutions. Carta’s modern issuing platform is the engine behind innovative fintech companies and products around the globe, powering over 100 card programs and providing vital processing technology to industry leaders. Carta is currently operating in Europe, Asia and Canada and recently Carta announced its expansion into the United States and Japan. The acquisition is expected to significantly expand Mogo’s total addressable market by entering the global payments market; increase revenue scale and accelerate the growth of its high-margin subscription and transaction-based revenue; and strengthen the Company’s digital wallet capabilities which includes the development of its peer-to-peer payment solution planned for 2021.
Acquisition-related costs | $					$ 379
Coinsquare [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Description of Expiration Period					Coinsquare shareholders’ put right may be exercised at the earliest of 6 months subsequent to the closing date of the initial investment and expires 13 months subsequent to the closing date of the initial investment, subject to certain conditions.	Coinsquare shareholders’ put right may be exercised at the earliest of 6 months subsequent to the closing date of the initial investment and expires 13 months subsequent to the closing date of the initial investment, subject to certain conditions.
Coinsquare [Member] | ATM Program [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Remaining term of its base shelf prospectus					12 months	12 months
Subsequent Events [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Common shares, issued | shares								3,157,453
Subsequent Events [Member] | Carta Solutions Holding Corporation [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of common shares acquired | shares				10,000,000
Fair value of common shares acquired | $				$ 54,800
Subsequent Events [Member] | Coinsquare [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ownership interest			19.99%
Total consideration in cash | $			$ 27,400
Total consideration transferred in common shares | $			$ 2,800
Number of additional common shares purchased | shares			3,200,000
Percentage of representing additional outstanding common shares			10.00%
Subsequent Events [Member] | Coinsquare [Member] | Institutional investors [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Common shares, issued | shares		5,346,536
Net proceeds | $		$ 50,100
Purchase price per common share | $ / shares		$ 10.10
Gross proceeds | $		$ 54,000
Subsequent Events [Member] | Coinsquare [Member] | Private placement [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Common shares, issued | shares		2,673,268
Purchase price per common share | $ / shares		$ 11
Subsequent Events [Member] | Coinsquare [Member] | ATM Program [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Common shares, issued | shares							1,524,759
Aggregate proceeds | $							$ 14,980
Net proceeds | $							$ 14,400
Subsequent Events [Member] | Moka Finance Technologies Inc [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Common shares, issued | shares	5,000,000
Ownership interest	100.00%
Subsequent Events [Member] | Broker Warrants [Member] | Coinsquare [Member] | Private placement [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Common shares, issued | shares		267,327
Subsequent Events [Member] | Warrants [Member] | Mogo Shareholders [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Ownership interest			40.00%
Warrants exercisable | shares			7,200,000
Top of range [member] | Coinsquare [Member] | ATM Program [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Aggregate proceeds | $						$ 50,000